Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Sep. 30, 2013 INR	Sep. 30, 2014 American Depository Shares Stock Compensation Plan USD ($)	Sep. 30, 2014 American Depository Shares Stock Compensation Plan INR	Sep. 30, 2013 American Depository Shares Stock Compensation Plan INR
Earnings Per Share Disclosure [Line Items]
Basic earnings per share	$ 0.29	17.85	14.46
Effect of potential equity shares for stock options outstanding	$ 0.01	0.14	0.11	$ 0.03	0.42	0.33
Diluted earnings per share	$ 0.28	17.71	14.35
Basic earnings per ADS	$ 0.87	53.55	43.38
Diluted earnings per ADS	$ 0.84	53.13	43.05